Note 9 - Long-term Debt and Financing (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		As at	As at
	Maturity	Sept. 30, 2020	March 31, 2020
Senior secured credit facility (a)	December 31, 2023	$206,296	$236,389
Less: Debt issue costs (a)		(4,625)	(1,644)
Filter Group financing (b)	October 25, 2023	6,438	9,690
7.0% $15M subordinated notes (c)	September 27, 2026	15,000	-
Less: Debt issue costs (c)		(2,000)	-
10.25% term loan (d)	March 31, 2024	278,884	-
8.75% loan (e)		-	280,535
6.75% $100M convertible debentures (f)		-	90,187
6.75% $160M convertible debentures (g)		-	153,995
6.5% convertible bonds (h)		-	12,851
		499,993	782,003
Less: Current portion		(3,958)	(253,485)
		$496,035	$528,518

Disclosure of maturity of debt [text block]
	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total

Senior secured credit facility (a)	$-	$206,296	$-	$-	$206,296
Filter Group financing (b)	3,958	2,480	-	-	6,438
7.0% $15M subordinated notes (c)	-	-	-	15,000	15,000
10.25% term loan (d)	-	-	292,828	-	292,828
	$3,958	$208,776	$292,828	$15,000	$520,562

Disclosure of finance cost [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Senior secured credit facility (a)	$5,382	$5,995	$10,517	$12,047
Filter Group financing (b)	169	117	375	501
8.75% loan (e)	8,791	10,283	18,055	17,620
6.75% $100M convertible debentures (f)	2,354	2,337	4,762	4,674
6.75% $160M convertible debentures (g)	3,452	3,462	6,948	6,892
6.5% convertible bonds (h)	261	1,413	536	2,217
Supplier finance and others (i)	9,335	4,844	10,404	8,046
	$29,744	$28,451	$51,597	$51,997

Disclosure of debt [text block]
Total commitments	$335,000
Outstanding advances	(206,296)
Letters of credit outstanding	(69,109)
Remaining capacity	$59,595

Disclosure of scheduled mandatory commitment reductions [text block]
March 31, 2021	$35,000
September 30, 2021	35,000
March 31, 2022	35,000
September 30, 2022	35,000
March 31, 2023	35,000
September 30, 2023	35,000